SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Salaries and related expense			$ 3,561	$ 2,034
Stock-based compensation			521	576
Materials and subcontractors			767	1,030
Depreciation			164	163
Travel expenses			41	73
Vehicle expenses			110	75
Rent and maintenance and other expenses			438	246
Research and Development expenses	$ 1,567	$ 1,398	$ 5,602	$ 4,197